Shareholders' equity (Narrative) (Details)			12 Months Ended
	Mar. 26, 2019 USD ($) installment $ / shares	Feb. 15, 2019 USD ($) shares	Dec. 31, 2019 USD ($) vote shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 shares	Dec. 12, 2019 $ / shares	Aug. 14, 2019 $ / shares	Apr. 12, 2019 $ / shares	May 22, 2018 USD ($)	Dec. 31, 2016 shares
Class of Stock [Line Items]
Common stock authorized (in shares)			500,000,000
Common stock issued (in shares)			212,063,631	211,593,073	211,072,508					210,711,224
Common stock outstanding (in shares)										210,711,224
Common stock dividends declared | $	$ 22,425,000		$ 22,425,000	$ 20,937,000
Class A
Class of Stock [Line Items]
Common stock authorized (in shares)			420,000,000
Common stock issued (in shares)			132,063,631	131,593,073	131,072,508					130,711,224
Common stock outstanding (in shares)										130,711,224
Shares issued during the period (in shares)			470,558	520,565	361,284
Number of votes per share (in votes) | vote			1
Dividends payable (in dollars per share) | $ / shares	$ 0.11					$ 0.03	$ 0.03	$ 0.05
Common stock, dividends, number of payment installments | installment	3
Class B
Class of Stock [Line Items]
Common stock authorized (in shares)			80,000,000
Common stock issued (in shares)			80,000,000	80,000,000	80,000,000					80,000,000
Common stock outstanding (in shares)										80,000,000
Number of votes per share (in votes) | vote			5
The Repurchase Program
Class of Stock [Line Items]
Number of shares repurchased (in shares)		7,993,602
Value of shares repurchased | $		$ 60,000,000
The Repurchase Program | Class A
Class of Stock [Line Items]
Shares authorized, value | $									$ 60,000,000